Financial Instruments and Fair Value Measurements - Schedule of Fair Value of Warrants Determined Using the Black-Scholes Option Pricing Model (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Expected Volatility
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value assumption measurement input	0.439	0.428
Measurement Input, Expected Dividend Rate [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value assumption measurement input	0.00	0.00
Minimum [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Expected term (in years)	5 years 3 months 10 days	5 years 8 months 15 days
Minimum [Member] | Risk-free Interest Rate
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value assumption measurement input	0.0249	0.0262
Maximum [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Expected term (in years)		6 years 2 months 15 days
Maximum [Member] | Risk-free Interest Rate
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value assumption measurement input		2.85